S&P 500 INDEX FUND

Portfolio of Investments (Unaudited)

November 30, 2021

Security Description	Shares	Value
Common Stock (104.41%)

Basic Materials (2.14%)
Air Products and Chemicals Inc	1,458	$419,088
Albemarle Corp	729	194,271
Celanese Corp	763	115,488
CF Industries Holdings Inc	1,457	88,280
Dow Inc	4,894	268,827
DuPont de Nemours Inc	3,491	258,194
Eastman Chemical Co	893	93,131
Ecolab Inc	1,622	359,224
FMC Corp	891	89,269
Freeport-McMoRan Inc	9,035	335,018
International Flavors & Fragrances Inc	1,613	229,320
International Paper Co	2,697	122,767
Linde PLC	3,346	1,064,496
LyondellBasell Industries NV	1,667	145,246
The Mosaic Co	2,068	70,767
Newmont Corp	5,247	288,165
Nucor Corp	1,924	204,444
PPG Industries Inc	1,558	240,197
The Sherwin-Williams Co	1,539	509,778
Total Basic Materials		5,095,970

Communications (16.22%)
Alphabet Inc* - Class A	1,934	5,488,595
Alphabet Inc* - Class C	1,831	5,216,592
Amazon.com Inc*,(a)	2,757	9,668,992
Arista Networks Inc*	1,464	181,624
AT&T Inc	45,930	1,048,582
Booking Holdings Inc*	261	548,583
CDW Corp	920	174,211
Charter Communications Inc*	885	571,958
Cisco Systems Inc	27,109	1,486,658
Comcast Corp	29,493	1,474,060
Corning Inc	4,990	185,079
Discovery Inc* - Class C	1,878	42,649
Discovery Inc* - Class A	1,116	25,969
DISH Network Corp*	1,784	55,750
eBay Inc	4,277	288,526
Etsy Inc*	797	218,840
Expedia Group Inc*	887	142,887
F5 Inc*	424	96,494
Fox Corp - Class A	2,335	83,384
Fox Corp - Class B	1,242	41,731
The Interpublic Group of Cos Inc	2,667	88,518
Juniper Networks Inc	2,302	71,661
Lumen Technologies Inc	6,449	79,581
Meta Platforms Inc*,(a)	15,413	5,000,902
Motorola Solutions Inc	1,134	287,106
Netflix Inc*	2,852	1,830,699
News Corp - Class A	2,672	57,769
News Corp - Class B	910	19,611
NortonLifeLock Inc	4,015	99,773
Omnicom Group Inc	1,397	94,032
T-Mobile US Inc*	3,810	414,566
Twitter Inc*	5,110	224,533
VeriSign Inc*	689	165,298
Verizon Communications Inc	26,632	1,338,791
ViacomCBS Inc	3,816	118,105
The Walt Disney Co*	11,660	1,689,534
Total Communications		38,621,643

Consumer, Cyclical (10.79%)
Advance Auto Parts Inc	476	105,063
Alaska Air Group Inc*	808	39,245
American Airlines Group Inc*	3,057	54,078
Aptiv PLC*	1,715	275,000
AutoZone Inc*	139	252,573
Bath & Body Works Inc	1,525	114,573
Best Buy Co Inc	1,434	153,237
BorgWarner Inc	1,412	61,111
Caesars Entertainment Inc*	945	85,116
CarMax Inc*	1,131	159,754
Carnival Corp*	5,174	91,166
Chipotle Mexican Grill Inc*	175	287,597
Copart Inc*	1,407	204,240
Costco Wholesale Corp	2,843	1,533,457
Cummins Inc	966	202,619
Darden Restaurants Inc	850	117,258
Delta Air Lines Inc*	4,086	147,913
Dollar General Corp	1,519	336,155
Dollar Tree Inc*	1,536	205,563
Domino's Pizza Inc	266	139,421
DR Horton Inc	2,165	211,521
Fastenal Co	3,749	221,828
Ford Motor Co	25,804	495,179
The Gap Inc	1,450	23,969
General Motors Co*	8,316	481,247
Genuine Parts Co	999	127,612
Hanesbrands Inc	2,371	38,292
Hasbro Inc	832	80,629
Hilton Worldwide Holdings Inc*	1,779	240,290
The Home Depot Inc	6,839	2,739,772
Las Vegas Sands Corp*	2,145	76,405
Leggett & Platt Inc	1,017	41,077
Lennar Corp	1,796	188,670
Live Nation Entertainment Inc*	1,003	106,970
LKQ Corp	1,848	103,303
Lowe's Cos Inc	4,547	1,112,151
Marriott International Inc*	1,737	256,312
McDonald's Corp	4,800	1,174,080
MGM Resorts International	2,752	108,924
Mohawk Industries Inc*	390	65,469
Newell Brands Inc	2,691	57,776
NIKE Inc	8,098	1,370,506
Norwegian Cruise Line Holdings Ltd*	1,599	31,196
NVR Inc*	23	120,183
O'Reilly Automotive Inc*	248	158,264
PACCAR Inc	2,262	188,696
Penn National Gaming Inc*	674	34,529
Pool Corp	269	149,058
PulteGroup Inc	1,717	85,902
PVH Corp	464	49,546
Ralph Lauren Corp	314	36,437
Ross Stores Inc	2,378	259,416
Royal Caribbean Cruises Ltd*	1,236	86,298
Southwest Airlines Co*	3,416	151,670
Starbucks Corp	7,666	840,500
Tapestry Inc	1,811	72,657
Target Corp	3,182	775,899
Tesla Inc*	4,957	5,674,575
The TJX Cos Inc	7,758	538,405
Tractor Supply Co	760	171,251
Ulta Beauty Inc*	359	137,838
Under Armour Inc* - Class A	1,210	28,544
Under Armour Inc* - Class C	1,218	24,445
United Airlines Holdings Inc*	1,732	73,194
VF Corp	2,109	151,279
Walgreens Boots Alliance Inc	4,694	210,291
Walmart Inc	8,832	1,242,044
Whirlpool Corp	434	94,499
WW Grainger Inc	300	144,423
Wynn Resorts Ltd*	526	42,611
Yum! Brands Inc	1,990	244,452
Total Consumer, Cyclical		25,705,223

Consumer, Non-Cyclical (19.87%)
Abbott Laboratories	11,430	1,437,551
AbbVie Inc	11,361	1,309,696
ABIOMED Inc*	310	97,582
Align Technology Inc*	473	289,254
Altria Group Inc	11,904	507,587
AmerisourceBergen Corp	1,034	119,686
Amgen Inc	3,696	735,060
Anthem Inc	1,575	639,812
Archer-Daniels-Midland Co	3,634	226,071
Automatic Data Processing Inc	2,737	631,946
Avery Dennison Corp	567	116,275
Baxter International Inc	3,336	248,766
Becton Dickinson and Co	1,860	441,080
Biogen Inc*	968	228,196
Bio-Rad Laboratories Inc*	147	110,720
Boston Scientific Corp*	9,352	356,031
Bristol-Myers Squibb Co	14,370	770,663
Brown-Forman Corp	1,285	90,413
Campbell Soup Co	1,162	46,863
Cardinal Health Inc	1,916	88,577
Catalent Inc*	1,096	141,011
Centene Corp*	3,919	279,856
Charles River Laboratories International Inc*	322	117,810
Church & Dwight Co Inc	1,688	150,873
Cigna Corp	2,207	423,523
Cintas Corp	576	243,181
The Clorox Co	863	140,540
The Coca-Cola Co	24,962	1,309,257
Colgate-Palmolive Co	5,442	408,259
Conagra Brands Inc	2,987	91,253
Constellation Brands Inc	1,109	249,891
The Cooper Cos Inc	316	118,965
Corteva Inc	4,866	218,970
CVS Health Corp	8,549	761,374
Danaher Corp	4,072	1,309,718
DaVita Inc*	482	45,549
DENTSPLY SIRONA Inc	1,160	56,538
Dexcom Inc*	627	352,744
Edwards Lifesciences Corp*	4,070	436,752
Eli Lilly & Co	5,120	1,269,965
Equifax Inc	794	221,248
The Estee Lauder Cos Inc	1,489	494,452
FleetCor Technologies Inc*	571	118,271
Gartner Inc*	553	172,674
General Mills Inc	3,992	246,586
Gilead Sciences Inc	8,067	556,058
Global Payments Inc	1,899	226,057
HCA Healthcare Inc	1,723	388,692
Henry Schein Inc*	1,009	71,700
The Hershey Co	941	167,018
Hologic Inc*	1,678	125,397
Hormel Foods Corp	1,912	79,157
Humana Inc	829	347,940
IDEXX Laboratories Inc*	557	338,695
IHS Markit Ltd	2,507	320,445
Illumina Inc*	953	348,159
Incyte Corp*	1,229	83,228
Intuitive Surgical Inc*	2,274	737,549
IQVIA Holdings Inc*	1,146	296,963
The J M Smucker Co	745	94,220
Johnson & Johnson	16,971	2,646,288
Kellogg Co	1,661	101,620
Kimberly-Clark Corp	2,221	289,419
The Kraft Heinz Co	4,282	143,918
The Kroger Co	5,057	210,017
Laboratory Corp of America Holdings*	636	181,470
Lamb Weston Holdings Inc	955	49,584
MarketAxess Holdings Inc	260	91,699
McCormick & Co Inc	1,700	145,894
McKesson Corp	1,048	227,164
Medtronic PLC	8,654	923,382
Merck & Co Inc	16,336	1,223,730
Moderna Inc*	1,963	691,820
Molson Coors Beverage Co	1,200	53,328
Mondelez International Inc	9,036	532,582
Monster Beverage Corp*	2,413	202,161
Moody's Corp	1,054	411,735
Nielsen Holdings PLC	1,879	36,002
Organon & Co	1,633	47,733
PayPal Holdings Inc*	7,426	1,372,993
PepsiCo Inc	8,887	1,419,965
PerkinElmer Inc	784	142,813
Pfizer Inc	36,009	1,934,764
Philip Morris International Inc	10,025	861,549
The Procter & Gamble Co	15,749	2,276,990
Quanta Services Inc	1,004	114,235
Quest Diagnostics Inc	880	130,838
Regeneron Pharmaceuticals Inc*	673	428,385
ResMed Inc	946	241,088
Robert Half International Inc	808	89,825
Rollins Inc	693	23,063
S&P Global Inc	1,549	705,926
STERIS PLC	603	131,774
Stryker Corp	2,135	505,205
Sysco Corp	3,326	232,953
Teleflex Inc	318	94,580
Thermo Fisher Scientific Inc	2,528	1,599,794
Tyson Foods Inc	1,921	151,682
United Rentals Inc*	491	166,321
UnitedHealth Group Inc	6,070	2,696,415
Universal Health Services Inc	552	65,539
Verisk Analytics Inc	1,061	238,587
Vertex Pharmaceuticals Inc*	1,698	317,424
Viatris Inc	4,634	57,045
West Pharmaceutical Services Inc	474	209,821
Zimmer Biomet Holdings Inc	1,338	160,025
Zoetis Inc	3,064	680,331
Total Consumer, Non-Cyclical		47,311,843

Energy (2.86%)
APA Corp	2,792	71,950
Baker Hughes Co	3,384	78,983
Chevron Corp	12,433	1,403,313
ConocoPhillips	8,708	610,692
Coterra Energy Inc	2,603	52,268
Devon Energy Corp	2,767	116,380
Diamondback Energy Inc	1,031	110,039
Enphase Energy Inc*	825	206,250
EOG Resources Inc	3,810	331,470
Exxon Mobil Corp	27,233	1,629,623
Halliburton Co	6,038	130,360
Hess Corp	1,823	135,850
Kinder Morgan Inc	12,716	196,589
Marathon Oil Corp	5,187	80,347
Marathon Petroleum Corp	4,249	258,552
Occidental Petroleum Corp	5,528	163,905
ONEOK Inc	2,916	174,493
Phillips 66	2,852	197,273
Pioneer Natural Resources Co	1,139	203,106
Schlumberger NV	9,092	260,759
Valero Energy Corp	2,663	178,261
The Williams Cos Inc	7,926	212,338
Total Energy		6,802,801

Financial (15.13%)
Aflac Inc	4,066	220,133
Alexandria Real Estate Equities Inc	700	140,049
The Allstate Corp	1,925	209,286
American Express Co	4,218	642,401
American International Group Inc	5,688	299,189
American Tower Corp	2,901	761,454
Ameriprise Financial Inc	770	222,992
Aon PLC	1,481	438,035
Arthur J Gallagher & Co	1,256	204,602
Assurant Inc	431	65,555
AvalonBay Communities Inc	903	215,700
Bank of America Corp	48,510	2,157,240
The Bank of New York Mellon Corp	5,190	284,360
Berkshire Hathaway Inc*,(a)	12,192	3,373,404
BlackRock Inc	908	821,386
Boston Properties Inc	925	99,752
Capital One Financial Corp	2,904	408,099
Cboe Global Markets Inc	706	91,032
CBRE Group Inc*	2,058	196,683
The Charles Schwab Corp	9,743	754,011
Chubb Ltd	2,920	524,052
Cincinnati Financial Corp	1,038	118,228
Citigroup Inc	13,297	847,019
Citizens Financial Group Inc	2,789	131,836
CME Group Inc	2,368	522,191
Comerica Inc	908	74,937
Crown Castle International Corp	2,780	504,987
Digital Realty Trust Inc	1,471	246,746
Discover Financial Services	2,023	218,181
Duke Realty Corp	2,510	146,408
Equinix Inc	581	471,888
Equity Residential	2,236	190,753
Essex Property Trust Inc	425	144,262
Everest Re Group Ltd	280	71,786
Extra Space Storage Inc	844	168,800
Federal Realty Investment Trust	449	55,079
Fifth Third Bancorp	4,528	190,855
First Republic Bank	1,159	242,996
Franklin Resources Inc	1,991	64,508
Globe Life Inc	628	54,347
The Goldman Sachs Group Inc	2,188	833,606
The Hartford Financial Services Group Inc	2,340	154,674
Healthpeak Properties Inc	3,020	99,237
Host Hotels & Resorts Inc*	4,539	71,262
Huntington Bancshares Inc	7,104	105,423
Intercontinental Exchange Inc	3,620	473,206
Invesco Ltd	2,486	55,512
Iron Mountain Inc	1,369	62,207
JPMorgan Chase & Co	19,473	3,092,897
KeyCorp	6,704	150,438
Kimco Realty Corp	2,994	67,125
Lincoln National Corp	1,186	78,667
Loews Corp	1,526	81,580
M&T Bank Corp	837	122,713
Marsh & McLennan Cos Inc	3,312	543,234
Mastercard Inc	5,660	1,782,447
MetLife Inc	4,786	280,747
Mid-America Apartment Communities Inc	747	154,069
Morgan Stanley	9,575	907,902
Nasdaq Inc	749	152,219
Northern Trust Corp	1,359	157,236
Orion Office REIT Inc*	0	4
People's United Financial Inc	2,887	49,194
The PNC Financial Services Group Inc	2,767	545,099
Principal Financial Group Inc	1,776	121,798
The Progressive Corp	3,824	355,403
Prologis Inc	4,828	727,821
Prudential Financial Inc	2,571	262,910
Public Storage	993	325,088
Raymond James Financial Inc	1,273	125,123
Realty Income Corp	2,292	155,673
Regency Centers Corp	1,109	76,898
Regions Financial Corp	6,273	142,711
SBA Communications Corp	725	249,255
Simon Property Group Inc	2,175	332,427
State Street Corp	2,304	204,987
SVB Financial Group*	354	245,085
Synchrony Financial	3,546	158,825
T Rowe Price Group Inc	1,478	295,526
The Travelers Cos Inc	1,654	243,055
Truist Financial Corp	8,651	513,091
UDR Inc	2,033	115,332
US Bancorp	8,720	482,565
Ventas Inc	2,564	120,303
Visa Inc	10,883	2,108,799
Vornado Realty Trust	1,028	41,264
W R Berkley Corp	1,033	79,169
Wells Fargo & Co	25,690	1,227,468
Welltower Inc	2,792	222,299
The Western Union Co	2,800	44,296
Weyerhaeuser Co	4,832	181,732
Willis Towers Watson PLC	841	189,931
Zions Bancorp NA	1,054	66,486
Total Financial		36,031,240

Industrial (8.01%)
3M Co	3,736	635,269
A O Smith Corp	942	74,465
Agilent Technologies Inc	1,952	294,557
Allegion plc	601	74,308
Amcor PLC	10,244	115,962
AMETEK Inc	1,502	205,023
Amphenol Corp	3,940	317,485
Ball Corp	2,136	199,609
The Boeing Co*	3,466	685,748
Carrier Global Corp	5,321	287,973
Caterpillar Inc	3,525	681,559
CH Robinson Worldwide Inc	956	90,906
CSX Corp	14,985	519,380
Deere & Co	2,012	695,226
Dover Corp	941	154,183
Eaton Corp PLC	2,603	421,842
Emerson Electric Co	3,946	346,617
Expeditors International of Washington Inc	1,105	134,390
FedEx Corp	1,577	363,293
Fortive Corp	2,032	150,104
Fortune Brands Home & Security Inc	957	96,207
Garmin Ltd	806	107,633
Generac Holdings Inc*	285	120,053
General Dynamics Corp	1,518	286,856
General Electric Co	7,059	670,534
Honeywell International Inc	4,467	903,406
Howmet Aerospace Inc	2,478	69,706
Huntington Ingalls Industries Inc	281	49,880
IDEX Corp	523	117,461
Illinois Tool Works Inc	1,881	436,674
Ingersoll Rand Inc	1,505	87,802
Jacobs Engineering Group Inc	846	120,606
JB Hunt Transport Services Inc	586	112,020
Johnson Controls International plc	4,728	353,465
Kansas City Southern	611	177,709
Keysight Technologies Inc*	1,210	235,321
L3Harris Technologies Inc	1,318	275,567
Lockheed Martin Corp	1,573	524,312
Martin Marietta Materials Inc	406	163,825
Masco Corp	1,816	119,674
Mettler-Toledo International Inc*	153	231,662
Norfolk Southern Corp	1,609	426,819
Northrop Grumman Corp	962	335,546
Old Dominion Freight Line Inc	628	223,047
Otis Worldwide Corp	2,659	213,784
Packaging Corp of America	651	85,014
Parker-Hannifin Corp	848	256,147
Pentair PLC	1,156	85,186
Raytheon Technologies Corp	9,746	788,646
Republic Services Inc	1,448	191,512
Rockwell Automation Inc	758	254,840
Sealed Air Corp	1,091	67,773
Snap-on Inc	354	72,892
Stanley Black & Decker Inc	1,071	187,168
TE Connectivity Ltd	2,160	332,489
Teledyne Technologies Inc*	318	132,062
Textron Inc	1,451	102,731
Trane Technologies PLC	1,580	294,907
TransDigm Group Inc*	342	197,693
Trimble Inc*	1,634	140,312
Union Pacific Corp	4,273	1,006,890
United Parcel Service Inc	4,669	926,190
Vulcan Materials Co	865	165,769
Waste Management Inc	2,539	407,941
Waters Corp*	405	132,868
Westinghouse Air Brake Technologies Corp	1,272	112,915
Westrock Co	1,715	74,414
Xylem Inc	1,238	149,934
Total Industrial		19,073,761

Technology (26.90%)
Accenture PLC	4,075	1,456,405
Activision Blizzard Inc	5,047	295,754
Adobe Inc*	3,091	2,070,506
Advanced Micro Devices Inc*	7,666	1,214,064
Akamai Technologies Inc*	1,063	119,800
Analog Devices Inc	3,512	633,038
ANSYS Inc*	560	219,229
Apple Inc(a)	100,908	16,680,092
Applied Materials Inc	5,903	868,863
Autodesk Inc*	1,436	365,017
Broadcom Inc	2,625	1,453,410
Broadridge Financial Solutions Inc	788	132,833
Cadence Design Systems Inc*	1,821	323,155
Cerner Corp	2,002	141,041
Citrix Systems Inc	791	63,620
Cognizant Technology Solutions Corp	3,492	272,306
DXC Technology Co*	1,730	51,883
Electronic Arts Inc	1,894	235,273
Fidelity National Information Services Inc	3,989	416,851
Fiserv Inc*	3,670	354,228
Fortinet Inc*	880	292,257
Hewlett Packard Enterprise Co	8,406	120,626
HP Inc	7,727	272,609
Intel Corp	25,975	1,277,970
International Business Machines Corp	5,798	678,946
Intuit Inc	1,757	1,146,091
IPG Photonics Corp*	233	38,256
Jack Henry & Associates Inc	529	80,212
KLA Corp	986	402,416
Kyndryl Holdings Inc*	1	9
Lam Research Corp	917	623,422
Leidos Holdings Inc	915	80,438
Microchip Technology Inc	3,286	274,151
Micron Technology Inc	7,124	598,416
Microsoft Corp(a)	48,449	16,016,755
Monolithic Power Systems Inc	267	147,774
MSCI Inc	530	333,609
NetApp Inc	1,569	139,453
NVIDIA Corp	15,868	5,185,028
NXP Semiconductors NV	1,526	340,847
Oracle Corp	11,686	1,060,388
Paychex Inc	2,089	249,009
Paycom Software Inc*	337	147,431
PTC Inc*	681	74,624
Qorvo Inc*	744	108,795
QUALCOMM Inc	7,256	1,310,143
Roper Technologies Inc	684	317,479
salesforce.com Inc*	5,932	1,690,383
Seagate Technology Holdings PLC	1,368	140,453
ServiceNow Inc*	1,243	805,091
Skyworks Solutions Inc	1,059	160,608
Synopsys Inc*	996	339,636
Take-Two Interactive Software Inc*	778	129,055
Teradyne Inc	1,109	169,533
Texas Instruments Inc	5,889	1,132,867
Tyler Technologies Inc*	246	127,669
Western Digital Corp*	1,916	110,821
Xilinx Inc	1,657	378,542
Zebra Technologies Corp*	348	204,895
Total Technology		64,074,075

Utilities (2.49%)
The AES Corp	4,344	101,563
Alliant Energy Corp	1,758	96,321
Ameren Corp	1,682	137,234
American Electric Power Co Inc	3,242	262,764
American Water Works Co Inc	1,183	199,418
Atmos Energy Corp	820	74,062
CenterPoint Energy Inc	2,979	77,186
CMS Energy Corp	1,870	110,050
Consolidated Edison Inc	2,227	172,904
Dominion Energy Inc	5,328	379,354
DTE Energy Co	1,258	136,292
Duke Energy Corp	4,806	466,230
Edison International	2,433	158,826
Entergy Corp	1,304	130,843
Evergy Inc	1,567	99,191
Eversource Energy	2,274	187,082
Exelon Corp	6,435	339,318
FirstEnergy Corp	3,716	139,945
NextEra Energy Inc	12,574	1,091,172
NiSource Inc	2,050	50,246
NRG Energy Inc	1,663	59,901
Pinnacle West Capital Corp	806	52,430
PPL Corp	5,021	139,734
Public Service Enterprise Group Inc	3,303	206,404
Sempra Energy	1,939	232,428
The Southern Co	6,898	421,468
WEC Energy Group Inc	2,060	179,076
Xcel Energy Inc	3,432	218,721
Total Utilities		5,920,163

Total Common Stock (Cost $70,372,955)		248,636,719

Total Investments (Cost $70,372,955)(b) (104.41%)		$248,636,719
Liabilities in Excess of Other Assets (-4.41%)		(10,499,276)
Net Assets (100.00%)		$238,137,443

*	Non-income producing security.

(a)	A portion of these securities, a total of $21,532,006, have been pledged or segregated in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $70,373,221.

At November 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$180,108,081
Unrealized depreciation	(1,858,142)
Net unrealized appreciation	$178,249,939

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Futures contracts at November 30, 2021:

Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Notional Amount	Value	Unrealized Depreciation
2 / DEC 2021 / Long / CME	$470,450	$456,625	$(13,825)